TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2025
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Abstract]
Schedule of trade and other accounts receivable

	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Trade accounts receivable	1,364,217	1,132,923
Other accounts receivable	80,919	99,063
Total trade and other accounts receivable	1,445,136	1,231,986
Less: Expected credit loss	(49,317)	(55,937)
Total net trade and accounts receivable	1,395,819	1,176,049
Less: non-current portion – accounts receivable	(13,950)	(12,342)
Trade and other accounts receivable, current	1,381,869	1,163,707

Schedule of expected credit losses

	As of December 31, 2025			As of December 31, 2024
Portfolio maturity	Expected loss rate (1)	Gross book value (2)	Impairment loss Provision	Expected loss rate (1)	Gross book value (2)	Impairment loss Provision
	%	ThUS$	ThUS$	%	ThUS$	ThUS$
Up to date	1%	1,282,005	(10,115)	1%	961,457	(12,550)
From 1 to 90 days	1%	38,644	(545)	1%	122,350	(1,438)
From 91 to 180 days	25%	4,174	(1,047)	15%	6,510	(978)
From 181 to 360 days	35%	2,749	(965)	67%	4,960	(3,325)
Over 360 days	100%	36,645	(36,645)	100%	37,646	(37,646)
Total		1,364,217	(49,317)		1,132,923	(55,937)

(1)Corresponds to the consolidated expected rate of accounts receivable.
(2)The gross book value represents the maximum credit risk value of trade accounts receivables.
Schedule of trade and other accounts receivable and non-current accounts receivable
Currency balances composition of Trade and other accounts receivable and non-current accounts receivable are as follow:

Currency	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Argentine Peso	6,753	8,968
Brazilian Real	974,451	722,208
Chilean Peso	102,118	71,628
Colombian Peso	23,245	16,032
Euro	65,264	96,438
US Dollar	187,381	224,169
Australian Dollar	3,681	5,457
Japanese Yen	4,057	4,998
Pound Sterling	6,134	8,488
Other Currencies	22,735	17,663
Total	1,395,819	1,176,049

Schedule of provision for impairment losses of trade debtors and other accounts receivable
The movements of the expected credit losses of the trade accounts receivables are as follows:

	Opening balance	Write-offs	(Increase) Decrease	Closing balance
Periods	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2023	(67,232)	7,122	(4,668)	(64,778)
From January 1 to December 31, 2024	(64,778)	4,578	4,263	(55,937)
From January 1 to December 31, 2025	(55,937)	6,836	(216)	(49,317)

Schedule of accounts receivable categories

	As of December 31, 2025			As of December 31, 2024
	Gross exposure according to balance	Gross impaired exposure	Exposure net of risk concentrations	Gross exposure according to balance	Gross Impaired exposure	Exposure net of risk concentrations
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade accounts receivable	1,364,217	(49,317)	1,314,900	1,132,923	(55,937)	1,076,986
Other accounts receivable	80,919	—	80,919	99,063	—	99,063